UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-05150
                                       ----------

                     CORNERSTONE STRATEGIC VALUE FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                383 MADISON AVENUE,                 NEW YORK, NY  10179
     ----------------------------------------      --------------------
     (Address of principal executive offices)            (Zip code)


                 FRANK J. MARESCA. 383 MADISON AVE, NEW YORK, NY
                 ----------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   212-272-3550
                                                      ------------

Date of fiscal year end:    DECEMBER 31, 2003
                            -----------------

Date of reporting period:   JANUARY 1, 2003 THROUGH JUNE 30, 2003
                            -------------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw             Chairman of the Board of
                              Directors and President
Gary A. Bentz                 Director, Vice President
                              and Treasurer
Thomas H. Lenagh              Director
Edwin Meese III               Director
Scott B. Rogers               Director
Andrew A. Strauss             Director
Glenn W. Wilcox, Sr.          Director
Thomas R. Westle              Secretary

                              STOCK TRANSFER AGENT AND
INVESTMENT MANAGER              REGISTRAR
Cornerstone Advisors, Inc.    American Stock Transfer &
One West Pack Square            Trust Co.
Suite 1650                    59 Maiden
Asheville, NC 28801           New York, NY  10038

ADMINISTRATOR                 INDEPENDENT ACCOUNTANTS
Bear Stearns Funds            Tait, Weller & Baker
  Management Inc.             1818 Market Street
383 Madison Avenue            Suite 2400
New York, NY 10179            Philadelphia, PA 19103

CUSTODIAN                     LEGAL COUNSEL
Custodial Trust Company       Spitzer & Feldman P.C.
101 Carnegie Center           405 Park Avenue
Princeton, NJ 08540           New York, NY 10022

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179


For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.



                                   [CLM LOGO]





This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent accountants, who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.




================================================================================



                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.



















                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

================================================================================

CONTENTS


Letter to Shareholders                                                        1

Portfolio Summary                                                             3

Schedule of Investments                                                       4

Statement of Assets and Liabilities                                           8

Statement of Operations                                                       9

Statement of Changes in Net Assets                                           10

Financial Highlights                                                         11

Notes to Financial Statements                                                12

Results of Annual Meeting of Stockholders                                    16

Description of Dividend Reinvestment & Cash Purchase Plan                    17

Summary of General Information                                               19

Shareholder Information                                                      19

Privacy Policy Notice                                                        20

 LETTER TO SHAREHOLDERS


                                                                   July 25, 2003

 Dear Fellow Shareholders:

 Our semi-annual report for Cornerstone Strategic Value Fund, Inc. (the "Fund"), covering the six months ended June 30, 2003, follows. At the end of the period, the Fund's net assets were $25.0 million and the Net Asset Value ("NAV") per share was $6.53. The share price closed at $7.35 and the Fund's price discount to NAV improved from a discount of 8.7% at the beginning of the year to a premium of 12.6% at the end of the current period. After reflecting the reinvestment of distributions totaling $0.50 per share, the Fund achieved a total investment return based on market value of 36.26% for the six months ended June 30, 2003. We are gratified by this performance and believe it reflects positive investor support for the direction of the Fund.

 ECONOMIC AND MARKET SUMMARY

 Investors welcomed continuation of the recovery that started near the end of 2002, following years of dismal returns in the equity markets. The economy is being deluged with fiscal stimulus as an election year approaches. The Federal Reserve emphasized their commitment to keep rates low for some time. However, even after multiple tax cuts and the lowest interest rates in decades, the results so far are anything but stellar as evidenced by the stubbornly high level of unemployment. In spite of this, consumer confidence remains high.

 Most equity indices, both domestic and global, finished positive for the period. Following weakness in the first three months of the year, the S&P 500 Index's (the "Index") second quarter represented its best quarterly performance since 1998. Complications from SARS and the war with Iraq kept expectations for second quarter earnings low, but investors anticipate continued recovery in the second half of the year.

 PORTFOLIO PERFORMANCE

 Following the protracted equity downturn of recent years, we are pleased to report that the Fund's portfolio made significant progress over the last six months, comparing well with its Index benchmark's return of 11.76%. The portfolio remained broadly diversified and essentially fully invested. We believe that this approach helped dampen the negative influences of the last few years and will serve the Fund well as equity markets face the uncertain future.

 The Fund profited from its exposure to other domestic closed-end funds. By buying funds with special situations and those at historically wide discounts, their underlying portfolio performance is magnified as the discount narrows.

 The investment manager attempts to enhance portfolio performance by taking advantage of temporary and occasional pricing inefficiencies in certain securities. The availability and magnitude of such opportunities

--------------------------------------------------------------------------------

 LETTER TO SHAREHOLDERS (CONCLUDED)

are unpredictable and therefore, their effect on possible portfolio out-performance may vary considerably from year to year.

CREATING VALUE

Our efforts are focused on creating extra value for our shareholders. This concentration has led to significant change in a number of areas.

As illustrated in the financial highlights section of this report, the Fund's shareholders received substantial benefit over the last few years from share repurchases when the Fund traded at a discount. At a premium, the Fund's shares are now trading above the value of their underlying assets.

Last year, the Fund's Board established a monthly distribution policy with a fixed payout. Shareholders have the flexibility to receive their distributions in cash or to maintain their holdings in Fund stock by reinvesting in additional shares through the Fund's dividend reinvestment plan. It is expected that, as with those of last year, the bulk of this year's distributions will be classified as tax-deferring return-of-capital shortly after the end of the year.

Our efforts to control costs have proven very beneficial for the Fund. An in-depth study of insurance options led to improved pricing, while operating efficiencies have reduced overall printing and legal expenses. The Fund's move to the American Stock Exchange, LLC, while creating a substantial reduction in listing fees, has also been accompanied by higher daily trading volumes. Cornerstone Advisors, Inc, the Fund's investment manager, extended its voluntary agreement to waive a substantial portion of its management fees to the extent that monthly operating expenses exceed 0.10%. These actions together have resulted in a much lower expense ratio than in past years, even in spite of the Fund's relatively small asset size.

The Fund's Board of Directors, its officers, and its investment manager are mindful of the trust that the Fund's shareholders have placed in us. We know you have a choice, we appreciate your support, and we look forward to continuing our service to you in the future.

Sincerely,


/S/ RALPH W. BRADSHAW
---------------------

Ralph W. Bradshaw
Chairman


IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------




TOP TEN, BY SECTOR
                                                                  Percent of
       Sector                                                     Net Assets
--------------------------------------------------------------------------------
1.     Financials                                                    19.2
--------------------------------------------------------------------------------
2.     Information Technology                                        14.2
--------------------------------------------------------------------------------
3.     Healthcare                                                    13.9
--------------------------------------------------------------------------------
4.     Consumer Discretionary                                        13.0
--------------------------------------------------------------------------------
5.     Industrials                                                   11.4
--------------------------------------------------------------------------------
6.     Consumer Staples                                               8.9
--------------------------------------------------------------------------------
7.     Energy                                                         5.8
--------------------------------------------------------------------------------
8.     Closed-End Domestic Funds                                      4.7
--------------------------------------------------------------------------------
9.     Telecommunication Services                                     4.2
--------------------------------------------------------------------------------
10.    Materials                                                      2.4
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                                Persent of
     Holding                                     Sector                         Net Assets
------------------------------------------------------------------------------------------
1.   Microsoft Corp.                             Information Technology            3.4
------------------------------------------------------------------------------------------
2.   General Electric Co.                        Industrials                       3.3
------------------------------------------------------------------------------------------
3.   Wal-Mart Stores, Inc.                       Consumer Discretionary            2.9
------------------------------------------------------------------------------------------
4.   Exxon Mobil Corp.                           Energy                            2.7
------------------------------------------------------------------------------------------
5.   Pfizer Inc.                                 Healthcare                        2.6
------------------------------------------------------------------------------------------
6.   Citigroup Inc.                              Financials                        2.5
------------------------------------------------------------------------------------------
7.   American International Group, Inc.          Financials                        2.0
------------------------------------------------------------------------------------------
8.   Johnson & Johnson                           Healthcare                        1.9
------------------------------------------------------------------------------------------
9.   International Business Machines Corp.       Information Technology            1.8
------------------------------------------------------------------------------------------
10.  Bank of America Corp.                       Financials                        1.7
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                        3


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            No. of      Value
Description                                                 Shares     (Note A)
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.83%
  CLOSED-END DOMESTIC FUNDS - 4.66%
Gabelli Global Multimedia Trust, Inc.                       16,000    $  124,000
General American Investors Co., Inc.                        10,500       288,120
Royce Focus Trust, Inc.                                     39,400       266,738
Salmon Brothers Fund, Inc. (The)                            28,200       302,868
Tri-Continental Corp.                                       12,500       184,750
                                                                      ----------
                                                                       1,166,476
                                                                      ----------
CONSUMER DISCRETIONARY - 12.95%
AOL Time Warner Inc.+                                       10,500       168,945
Bed Bath & Beyond Inc.+                                      1,000        38,810
Best Buy Co., Inc.+                                          1,000        43,920
Carnival Corp.                                               2,100        68,271
Clear Channel Communications, Inc.+                          2,100        89,019
Comcast Corp., Class A+                                      3,882       117,159
Costco Wholesale Corp.+                                      1,500        54,900
CVS Corp.                                                    1,500        42,045
Delphi Corp.                                                 2,000        17,260
Ford Motor Co.                                               6,500        71,435
Fortune Brands, Inc.                                         1,000        52,200
Gannett Co., Inc.                                            2,000       153,620
Gap, Inc. (The)                                              2,700        50,652
General Motors Corp.                                         1,900        68,400
Goodyear Tire & Rubber Co. (The)                             2,500        13,125
Harley-Davidson, Inc.                                        1,000        39,860
Hilton Hotels Corp.                                          1,500        19,185
Home Depot, Inc. (The)                                       7,100       235,152
Kohl's Corp.+                                                1,000        51,380
Limited Brands                                               2,500        38,750
Lowe's Companies, Inc.                                       2,500       107,375



--------------------------------------------------------------------------------

                                                            No. of      Value
Description                                                 Shares     (Note A)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)
Marriott International, Inc., Class A                        1,000    $   38,420
May Department Stores Co. (The)                              1,000        22,260
McDonald's Corp.                                             4,600       101,476
NIKE, Inc., Class B                                          1,000        53,490
Omnicom Group Inc.                                           1,000        71,700
Reebok International Ltd.+                                   1,500        50,445
Sears, Roebuck & Co.                                         1,000        33,640
Staples, Inc.+                                               1,500        27,525
Starbucks Corp.+                                             1,200        29,424
Target Corp.                                                 3,200       121,088
Viacom Inc., non-voting Class B+                             6,000       261,960
Wal-Mart Stores, Inc.                                       13,300       713,811
Walt Disney Co. (The)                                        7,200       142,200
Yum! Brands, Inc.+                                           1,000        29,560
                                                                      ----------
                                                                       3,238,462
                                                                      ----------
CONSUMER STAPLES - 8.86%
Albertson's, Inc.                                            2,500        48,000
Altria Group, Inc.                                           6,400       290,816
Anheuser-Busch Companies, Inc.                               3,200       163,360
Archer-Daniels-Midland Co.                                   2,415        31,081
Coca-Cola Co. (The)                                          7,500       348,075
Colgate-Palmolive Co.                                        2,000       115,900
ConAgra Foods, Inc.                                          1,900        44,840
General Mills, Inc.                                          2,500       118,525
Gillette Co. (The)                                           2,600        82,836
Kimberly-Clark Corp.                                         1,900        99,066
Kroger Co. (The)+                                            3,500        58,380
PepsiCo, Inc.                                                5,100       226,950
Procter & Gamble Co. (The)                                   3,800       338,884
Sara Lee Corp.                                               2,800        52,668
Sysco Corp.                                                  3,300        99,132
Walgreen Co.                                                 3,200        96,320
                                                                      ----------
                                                                       2,214,833
                                                                      ----------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                        4



--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                            No. of      Value
Description                                                 Shares     (Note A)
--------------------------------------------------------------------------------
ENERGY - 5.82%
Anadarko Petroleum Corp.                                       900    $   40,023
Baker Hughes Inc.                                            2,500        83,925
CenterPoint Energy, Inc.                                     2,500        20,375
ChevronTexaco Corp.                                          3,340       241,148
ConocoPhillips                                               3,528       193,334
El Paso Corp.                                                2,500        20,200
Exxon Mobil Corp.                                           19,000       682,290
Marathon Oil Corp.                                           2,500        65,875
Reliant Resources, Inc.+                                     1,971        12,082
Schlumberger Ltd.                                            2,000        95,140
                                                                      ----------
                                                                       1,454,392
                                                                      ----------
FINANCIALS - 19.23%
AFLAC Inc.                                                   1,900        58,425
American Express Co.                                         4,600       192,326
American International Group, Inc.                           9,042       498,938
Bank of America Corp.                                        5,400       426,762
Bank of New York Co., Inc. (The)                             2,500        71,875
Bank One Corp.                                               4,100       152,438
BB&T Corp.                                                   1,600        54,880
Charles Schwab Corp. (The)                                   5,000        50,450
Citigroup Inc.                                              14,600       624,880
Fannie Mae                                                   3,700       249,528
Fifth Third Bancorp                                          2,000       114,680
FleetBoston Financial Corp.                                  3,900       115,869
Freddie Mac                                                  2,500       126,925
Hartford Financial Services Group, Inc. (The)                2,500       125,900
HSBC Holdings plc ADR                                          963        56,923
J.P. Morgan Chase & Co.                                      6,000       205,080
Marsh & McLennan Companies, Inc.                             4,000       204,280



--------------------------------------------------------------------------------
                                                            No. of      Value
Description                                                 Shares     (Note A)
--------------------------------------------------------------------------------

FINANCIALS (CONTINUED)
MBNA Corp.                                                   4,500    $   93,780
Mellon Financial Corp.                                       1,800        49,950
Merrill Lynch & Co., Inc.                                    3,000       140,040
MetLife, Inc.                                                2,700        76,464
Morgan Stanley                                               3,500       149,625
National City Corp.                                          2,200        71,962
PNC Financial Services Group                                 1,100        53,691
Prudential Financial, Inc.                                   2,500        84,125
State Street Corp.                                           1,000        39,400
SunTrust Banks, Inc.                                         1,100        65,274
Travelers Property Casualty Corp., Class A                     738        11,734
Travelers Property Casualty Corp., Class B                   1,517        23,923
U.S. Bancorp                                                 4,200       102,900
Wachovia Corp.                                               3,600       143,856
Washington Mutual, Inc.                                      3,150       130,095
Wells Fargo & Co.                                            4,800       241,920
                                                                      ----------
                                                                       4,808,898
                                                                      ----------
HEALTHCARE - 13.88%
Abbott Laboratories                                          5,300       231,928
Amgen Inc.+                                                  3,500       234,430
Baxter International Inc.                                    2,500        65,000
Boston Scientific Corp.+                                     1,500        91,650
Bristol-Myers Squibb Co.                                     6,000       162,900
Cardinal Health, Inc.                                        2,500       160,750
Eli Lilly & Co.                                              4,000       275,880
Genzyme Corp.+                                               2,500       104,500
HCA Inc.                                                     2,000        64,080
HEALTHSOUTH Corp.+                                           2,500         1,275




                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                        5


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                            No. of      Value
Description                                                 Shares     (Note A)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
Johnson & Johnson                                            9,200    $  475,640
McKesson Corp.                                               1,000        35,740
Medtronic, Inc.                                              4,300       206,271
Merck & Co. Inc.                                             6,000       363,300
Pfizer Inc.                                                 19,000       648,850
Schering-Plough Corp.                                        2,500        46,500
UnitedHealth Group Inc.                                      3,000       150,750
Wyeth                                                        3,300       150,315
                                                                      ----------
                                                                       3,469,759
                                                                      ----------
INDUSTRIALS - 11.41%
3M Co.                                                       1,500       193,470
Automatic Data Processing, Inc.                              2,000        67,720
Boeing Co. (The)                                             6,000       205,920
Caterpillar Inc.                                             1,300        72,358
Cendant Corp.+                                               2,700        49,464
Concord EFS, Inc.+                                           2,500        36,800
Emerson Electric Co.                                         1,500        76,650
FedEx Corp.                                                  1,000        62,030
First Data Corp.                                             5,000       207,200
General Electric Co.                                        29,000       831,720
Honeywell International Inc.                                 2,800        75,180
Illinois Tool Works Inc.                                     1,000        65,850
Lockheed Martin Corp.                                        1,500        71,355
Masco Corp.                                                  1,700        40,545
Paychex, Inc.                                                2,500        73,275
Southwest Airlines Co.                                       2,700        46,440
Transocean Inc.+                                             2,500        54,925
Tyco International Ltd.                                      9,500       180,310
Union Pacific Corp.                                          1,000        58,020
United Parcel Service, Inc., Class B                         3,500       222,950
United Technologies Corp.                                    1,700       120,411
Waste Management, Inc.                                       1,700        40,953
                                                                      ----------
                                                                       2,853,546
                                                                      ----------


--------------------------------------------------------------------------------
                                                            No. of      Value
Description                                                 Shares     (Note A)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 14.17%
Agere Systems Inc., Class A+                                   115    $      268
Agere Systems Inc., Class B+                                 2,830         6,509
Agilent Technologies, Inc.+                                  1,800        35,190
Altera Corp.+                                                1,500        24,600
Analog Devices, Inc.+                                        1,000        34,820
Apple Computer, Inc.+                                        2,500        47,800
Applied Materials, Inc.+                                     5,400        85,644
Cisco Systems, Inc.+                                        21,900       363,321
Computer Associates International, Inc.                      2,500        55,700
Corning Inc.+                                                3,000        22,170
Dell Computer Corp.+                                         8,300       265,268
Electronic Data Systems Corp.                                2,500        53,625
EMC Corp.+                                                   7,000        73,290
Hewlett-Packard Co.                                         10,300       219,390
Intel Corp.                                                 19,500       405,288
International Business Machines Corp.                        5,400       445,500
Linear Technology Corp.                                      1,000        32,210
Maxim Integrated Products, Inc.                              1,000        34,190
Micron Technology, Inc.                                      2,500        29,075
Microsoft Corp.                                             32,700       837,447
Motorola, Inc.                                               6,600        62,238
Oracle Corp.+                                                6,300        75,726
QUALCOMM Inc.                                                2,500        89,375
Sanmina-SCI Corp.+                                           2,500        15,775
Siebel Systems, Inc.+                                        2,500        23,850
Solectron Corp.+                                             3,000        11,220
Sun Microsystems, Inc.+                                     10,000        46,000
Texas Instruments Inc.                                       4,900        86,240
Yahoo! Inc.+                                                 1,900        62,244
                                                                      ----------
                                                                       3,543,973
                                                                      ----------
MATERIALS - 2.37%
Air Products & Chemicals, Inc.                               1,000        41,600
Alcoa Inc.                                                   3,100        79,050
Dow Chemical Co. (The)                                       2,700        83,592



                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                        6



--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                         No. of          Value
Description                                              Shares        (Note A)
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
E .I. du Pont de Nemours & Co.                            3,700       $  154,068
Georgia-Pacific Corp.                                     1,000           18,950
International Paper Co.                                   2,000           71,460
Praxair, Inc.                                             1,500           90,150
Weyerhaeuser Co.                                          1,000           54,000
                                                                      ----------
                                                                         592,870
                                                                      ----------
TELECOMMUNICATION SERVICES - 4.16%
ALLTEL Corp.                                              2,500          120,550
AT&T Corp.                                                2,400           46,200
AT&T Wireless Services Inc.+                              7,022           57,651
BellSouth Corp.                                           6,500          173,095
Lucent Technologies Inc.+                                10,700           21,721
SBC Communications Inc.                                  10,400          265,720
Sprint Corp. (FON Group)                                  3,000           43,200
Verizon Communications Inc.                               7,900          311,655
                                                                      ----------
                                                                       1,039,792
                                                                      ----------
UTILITIES - 2.32%
American Electric Power Co., Inc.                         1,200           35,796
Dominion Resources, Inc.                                  1,000           64,270
Duke Energy Corp.                                         5,600          111,720
Edison International+                                     2,500           41,075
FirstEnergy Corp.                                         2,500           96,125
Scottish Power plc ADR                                    4,000           97,240
Southern Co. (The)                                        2,400           74,784
TXU Corp.                                                 1,000           22,450
Xcel Energy, Inc.                                         2,500           37,600
                                                                      ----------
                                                                         581,060
                                                                      ----------
TOTAL EQUITY SECURITIES
(cost - $25,974,987)                                                  24,964,061
                                                                      ----------

--------------------------------------------------------------------------------
                                                     Principal
                                                       Amount           Value
Description                                            (000's)         (Note A)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.22%
REPURCHASE AGREEMENT - 0.22%
Bear, Stearns & Co. Inc.
  (Agreement dated 06/30/03 to be repurchased at $56,026),
  1.10%, 07/01/03 (cost - $56,024) (Note F)              $   56       $  56,024
                                                                      ---------
TOTAL INVESTMENTS - 100.05%
  (cost - $26,031,011) (Notes A, G)                                  25,020,085
                                                                     ----------
SECURITIES LENDING
  COLLATERAL (Note E) - 0.92%                                           229,702

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.97)%                                                     (242,734)
                                                                     ----------
NET ASSETS - 100.00%                                               $ 25,007,053
                                                                   ============

-----------
  +      Non-income producing security.
ADR    American Depositary Receipts.




                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        7


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost $26,031,011) (Notes A, G)              $ 25,020,085
Cash collateral received for securities loaned (Note E)                 229,702
Receivables:
     Dividends                                                           27,691
     Interest                                                               167
Prepaid expenses                                                          8,187
                                                                   ------------
Total Assets                                                         25,285,832
                                                                   ------------

LIABILITIES
Payables:
     Upon return of securities loaned (Note E)                          229,702
     Investment management fees (Note B)                                 12,962
     Other accrued expenses                                              36,115
                                                                   ------------
Total Liabilities                                                       278,779
                                                                   ------------
NET ASSETS (applicable to 3,828,705
     shares of common stock outstanding)                           $ 25,007,053
                                                                   ============

NET ASSET VALUE PER SHARE ($25,007,053 / 3,828,705)                $       6.53
                                                                   ============

NET ASSETS CONSISTS OF
Capital stock, $0.01 par value;
     3,828,705 shares outstanding
     (25,000,000 shares authorized)                                $     38,287
Paid-in capital                                                      55,699,955
Cost of 2,239,440 shares repurchased                                (26,999,661)
Distributions in excess of net investment income                     (1,813,482)
Accumulated net realized loss on investments                           (907,120)
Net unrealized depreciation in value of investments                  (1,010,926)
                                                                   ------------
Net assets applicable to shares outstanding                        $ 25,007,053
                                                                   ============


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME Income (Note A):
     Dividends                                                      $   215,852
     Interest                                                             1,292
                                                                    -----------
     Total Investment Income                                            217,144
                                                                    -----------

Expenses:
     Investment management fees (Note B)                                118,330
     Administration fees                                                 24,795
     Accounting fees                                                     14,053
     Legal and audit fees (Note B)                                        8,739
     Directors' fees                                                      7,354
     Transfer agent fees                                                  7,140
     Stock exchange listing fees                                          4,880
     Custodian fees                                                       3,859
     Insurance                                                            2,764
     Printing                                                               655
                                                                    -----------
     Total Expenses                                                     192,569
     Less: Management fee waivers (Note B)                              (42,691)
     Less: Fees paid indirectly (Note B)                                 (6,784)
                                                                    -----------
          Net Expenses                                                  143,094
                                                                    -----------
     Net Investment Income                                               74,050
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investments                                     (322,063)
Net change in unrealized depreciation in value of investments         2,612,211
                                                                    -----------
Net realized and unrealized gain on investments                       2,290,148
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,364,198
                                                                    ===========


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the Six
                                                           Months Ended     For the Year
                                                           June 30, 2003         Ended
                                                           (unaudited)      December 31, 2002
                                                           -----------      -----------------

INCREASE/(DECREASE) IN NET ASSETS Operations:
Net investment income/(loss)                                $     74,050    $    (38,781)
Net realized loss on investments                                (322,063)       (116,327)
Net change in unrealized appreciation/
     (depreciation) in value of investments                    2,612,211      (8,612,397)
                                                            ------------    ------------
Net increase/(decrease) in net assets
     resulting from operations                                 2,364,198      (8,767,505)
                                                            ------------    ------------

Dividends and distributions to shareholders (Notes A, G):
Net investment income                                            (74,050)           --
Return-of-capital                                             (1,813,482)     (1,887,643)
                                                            ------------    ------------
Total dividends and distributions to shareholders             (1,887,532)     (1,887,643)
                                                            ------------    ------------

Capital stock transactions (Note D):
Proceeds from 25,108 and 33,037 shares
     newly issued in reinvestment of
     dividends and distributions, respectively                   154,578         194,649
Cost of 62,000 shares repurchased                                   --          (419,744)
                                                            ------------    ------------
Net increase/(decrease) in net assets
     resulting from capital stock transactions                   154,578        (225,095)
                                                            ------------    ------------

Total increase/(decrease) in net assets                          631,244     (10,880,243)
                                                            ------------    ------------

NET ASSETS

Beginning of period                                           24,375,809      35,256,052
                                                            ------------    ------------

End of period                                               $ 25,007,053    $ 24,375,809
                                                            ============    ============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
                                                                                        For the Years Ended December 31,
                                                               ---------------------------------------------------------------------
                                               For the Six
                                               Months Ended
                                              June 30, 2003
                                               (unaudited)          2002           2001          2000          1999         1998
                                               -----------          ----           ----          ----          ----         ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $    6.41        $     9.20     $    11.31     $   14.95     $   14.52     $  11.53
                                               ---------        ----------     ----------     ---------     ---------     --------
Net investment income/(loss) #                      0.02             (0.01)         (0.06)        (0.94)        (0.09)       (0.09)
Net realized and unrealized gain/(loss)
     on investments and foreign currency
     related translations                           0.60             (2.29)         (2.13)        (1.81)         4.04         2.96
                                               ---------        ----------     ----------     ---------     ---------     --------
Net increase/(decrease) in net assets
     resulting from operations                      0.62             (2.30)         (2.19)        (2.75)         3.95         2.87
                                               ---------        ----------     ----------     ---------     ---------     --------

Dividends and distributions to shareholders:
Net investment income                              (0.02)             --             --            --            --           --
Net realized gain on investments and
     foreign currency related transactions          --                --             --           (1.01)        (3.87)        --
Return-of-capital                                  (0.48)            (0.50)          --            --            --           --
                                               ---------        ----------     ----------     ---------     ---------     --------
Total dividends and distributions
     to shareholders                               (0.50)            (0.50)          --           (1.01)        (3.87)        --
                                               ---------        ----------     ----------     ---------     ---------     --------

Capital stock transactions:
Anti-dilutive effect due to capital
     stock repurchased                              --                0.02           0.08          0.12          0.35         0.12
Dilutive effect due to shares issued
     in reinvestment of dividends
     and distributions                              --               (0.01)           --            --            --          --
                                               ---------        ----------     ----------     ---------     ---------     --------
Total capital stock transactions                    --                0.01           0.08          0.12          0.35         0.12
                                               ---------        ----------     ----------     ---------     ---------     --------
Net asset value, end of period                 $    6.53        $     6.41     $     9.20     $   11.31     $   14.95     $  14.52
                                               =========        ==========     ==========     =========     =========     ========
Market value, end of period                    $    7.35        $     5.85     $     8.05     $   10.59     $   14.25     $  12.88
                                               =========        ==========     ==========     =========     =========     ========
Total investment return (a) (b)                    36.26%           (20.85)%       (23.98)%      (19.28)%       40.74%       36.42%
                                               =========        ==========     ==========     =========     =========     ========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)        $  25,007        $   24,376     $   35,256     $  45,980     $  66,204     $ 79,060
Ratio of expenses to average net assets,
     net of fee waivers, if any                     1.21%(c)(e)       1.80%(c)       1.77%(c)      1.72%(c)      1.55%(c)     1.91%
Ratio of expenses to average net assets,
     excluding fee waivers, if any (d)              1.63% (e)         2.17%          2.11%         1.83%         1.64%        --
Ratio of expenses to average net assets,
     net of fee waivers, but excluding
     fees paid indirectly, if any                   1.27%(e)          1.86%          1.95%          --            --           --
Ratio of net investment income/(loss) to
     average net assets                             0.63%(e)         (0.13)%        (0.64)%       (1.12)%       (0.59)%      (0.69)%
Portfolio turnover                                  4.01%            29.63%         59.83%        28.26%       101.54%       50.39%



------------------------------------------------------------------------------------------------------------------------------------
   #    Based on average shares outstanding.
   (a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
        Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   (b)  For the year ended December 31, 2000, the Fund paid federal taxes on realized long-term capital gains. Total investment return, assuming reinvestment of distributions and federal taxes paid on long-term capital gains, is (13.88)%.
   (c)  Expenses are net of fees paid indirectly.
   (d)  Expenses exclude fees paid indirectly.
   (e)  Annualized.

                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. As a result of an Annual Meeting of Stockholders held on April 19, 2001, the Fund, formerly known as the Clemente Strategic Value Fund, Inc., changed its name. Its investment objective is to seek long-term capital appreciation through investment in equity securities of companies listed in the United States. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At June 30, 2003, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. Prior thereto, the Fund distributed at least annually to shareholders, substantially all of its net investment income and net realized short-term capital gains, if any. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

The character of dividends and distributions made during the six months ended June 30, 2003 from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's investment manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. Cornerstone has voluntarily agreed to waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.10% of average net assets calculated monthly. Cornerstone has voluntarily agreed to continue the undertaking through December 31, 2003. For the six months ended June 30, 2003, Cornerstone earned $118,330 for investment management services, of which it waived $42,691.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $6,784 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $7,400 for the six months ended June 30, 2003 for legal services to Spitzer & Feldman P.C., counsel to the Fund. Thomas
R. Westle, a partner of the firm, serves as secretary of the Fund.

At June 30, 2003, pursuant to regulatory filings, separate shareholders owned approximately 7% and 38% of the outstanding shares of the Fund based on Schedule 13D/A and Schedule 13G/A filings with the Securities and Exchange Commission on May 9, 2003 and February 7, 2003, respectively.

NOTE C.  INVESTMENT IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term investments, were $951,677 and $2,541,517 respectively.

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE D.  SHARE REPURCHASE PROGRAM

On October 5, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. The Fund had no repurchases for the six months ended June 30, 2003. For the year ended December 31, 2002, the Fund repurchased 62,000 of its shares for a total cost of $419,744 at a weighted average discount of 12.93% from net asset value. The discount of individual repurchases ranged from 6.11% - 17.42%. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of its foregoing objectives, subject to review by the Board of Directors. No limit has been placed on the number of shares to be purchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 10% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers and the related collateral received at June 30, 2003, were $223,675 and $229,702, respectively. Any cash collateral received is reinvested into repurchase agreements, which in turn is collateralized by various U.S. Government and Agency securities.

During the six months ended June 30, 2003, the Fund earned $215 in securities lending income which is included under the caption INTEREST in the Statement of Operations.

NOTE F.  COLLATERAL FOR REPURCHASE AGREEMENT

Listed  below  is  the  collateral   associated   with  the  repurchase
agreement with Bear, Stearns & Co. Inc. outstanding at June 30, 2003.

                              PRINCIPAL
                               AMOUNT                             MARKET
ISSUER                        (000'S)         MATURITY            VALUE
------                        -------         --------            -----
United States
Treasury Bond,
(interest only)                $130            2/15/20           $59,326

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

The tax characteristic of distributions paid during the year ended December 31, 2002 were a return-of-capital of $1,887,643.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses").

At December 31, 2002, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $585,057 of which $142,060 expires in 2009 and $442,997 expires in 2010.

At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $26,031,011, $2,308,772, $(3,319,698) and $(1,010,926), respectively.









--------------------------------------------------------------------------------
                                       15

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)


On April 11, 2003, the Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon:

           1. To elect three Class II Directors until the year 2006 Annual Meeting.

NAME OF CLASS II DIRECTORS                  FOR                WITHHOLD
--------------------------                  ---                --------
Gary A. Bentz                            3,138,971              509,379
Thomas H. Lenagh                         3,135,187              513,163
Scott B. Rogers                          3,138,771              509,579











--------------------------------------------------------------------------------
                                       16

DESCRIPTION OF DIVIDEND REINVESTMENT & CASH PURCHASE PLAN (UNAUDITED)

Shareholders who have Shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment & Cash Purchase Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877) 248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Dividend" and collectively, "Dividends"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at a price equal to the average closing price of the Fund over the five trading days preceding the payment date of such dividend.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Dividends automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Dividends and the Agent does not receive notice of an election to receive cash Dividends prior to the record date of any dividend, the shareholder will automatically receive such Dividends in additional Shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Dividend payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a Share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.

There will be no charge to participants for reinvesting Dividends other than their share of brokerage commissions as discussed below. The Agent's fees for administering the Plan and



--------------------------------------------------------------------------------
                                       17

DESCRIPTION OF DIVIDEND REINVESTMENT & CASH PURCHASE PLAN (UNAUDITED)(CONCLUDED)

handling the reinvestment of Dividends will be paid by the Fund.
Each participant's account will be charged a pro-rata share of brokerage commissions incurred with respect to the Agent's Open Market Purchases in connection with the reinvestment of Dividends.

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Dividends will not relieve participants of any income tax that may be payable on such Dividends. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Dividends are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Dividends after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.




--------------------------------------------------------------------------------
                                       18

SUMMARY OF GENERAL INFORMATION


The Fund - Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment in equity securities of companies listed in the United States. The Fund is managed by Cornerstone Advisors, Inc.


SHAREHOLDER INFORMATION

Effective February 21, 2003, the Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "CornerStrt" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnStrat." The net asset value per share is published under "Closed-End Funds" each Sunday in THE NEW YORK TIMES and each Monday in THE WALL STREET JOURNAL and BARRON'S under the designation "CrnstnStrV."





--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------













--------------------------------------------------------------------------------
                                       19

PRIVACY POLICY NOTICE


The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

 CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

 CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.






--------------------------------------------------------------------------------

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

ITEM 2. CODE OF ETHICS.

   (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

   (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

           (i) Has at least one audit committee financial expert serving on its audit committee; or

           (ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

           (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

           (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

      (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

      NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

           (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

           (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

           (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

           (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 6. [Reserved]


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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

           A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 1, 2003.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

           (a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.


           (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

           File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

           (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

           (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

                                   SIGNATURES

                           [See General Instruction F]

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CORNERSTONE STRATEGIC VALUE FUND, INC..

By (Signature and Title)*

/S/ RALPH W. BRADSHAW
-------------------------
RALPH W. BRADSHAW,
Chairman and President (Principal Executive Officer)

Date: September 4, 2003

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ RALPH W. BRADSHAW
-------------------------
RALPH W. BRADSHAW,
Chairman and President (Principal Executive Officer)

Date: September 4, 2003

By (Signature and Title)*

/S/ GARY A. BENTZ
-------------------------
GARY A. BENTZ,
Vice President and Treasurer (Principal Financial Officer)

Date: September 4, 2003

* Print the name and title of each signing officer under his or her signature.

ALL CERTIFICATIONS (UNDER THE ACT'S SECTION 302 AND 906) SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT TO FORM N-CSR)